19. RELATED PARTY BALANCES AND TRANSACTIONS (Details 4) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Alliance Rich
Capital nature	¥ 847	¥ 1,166	¥ 1,046
Beiguo Auto
Capital nature	0	0	1,133
Beiguo Mall Xinji Branch
Capital nature	3,754,748	1,132,130	0
Beiguo Mall Xinji Branch
Capital nature	138,980	13,690	0
Hebei Kaiyuan
Capital nature	4,220	0	0
Operating nature	1,873	1,834	1,874
Hebei Xuyuan Investment Company
Capital nature	10,450	62,300	19,353
Hebei Xuyuan Investment Company
Capital nature	432	1,287	70
Kaiyuan Shengrong
Capital nature	560,000	625,999	0
Mr. Li
Capital nature	29,816	0	0
Mr. Li
Capital nature	1,766,000	1,750,998	2,209,982
Mr. Li
Capital nature	63,424	0	0
Mr. Li
Capital nature	1,702	0	0
Ruituo
Capital nature	765,000	812,595	902,473
Ruituo
Capital nature	1,075,688	3,681,410	343,061
Ruituo
Capital nature	16,059	20,111	24,325
Xinji Beiguo Mall
Capital nature	0	0	221,758
Xinji Beiguo Mall
Capital nature	0	7	9,922
Smart Success
Operating nature	0	739,814	0
Mr. Lei Chen
Operating nature	109,272	45,377	0
Mr. Lei Chen
Operating nature	1,622	2,597	0
Mr. Shu Ling Li
Operating nature	1,434	706	0
Mr. Xing Wei
Operating nature	1,033	1,033	0
Mr. Yong Qi Li
Operating nature	61,760	3,000	0
Yuanshi County Natural Gas Sales Company
Operating nature	¥ 0	¥ 0	¥ 5,770